Provision for de-characterization of dam structures and asset retirement obligations (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,774	$ 1,911
Total liability	4,027	4,065
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	4,027	4,065
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 2,356	$ 2,299
Discount rate	7.54%	7.17%
Cash flow maturity	$ 2,163	$ 2,163
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,395	$ 1,487
Discount rate	1.65%	1.81%
Cash flow maturity	$ 2,152	$ 2,152
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 153	$ 153
Discount rate	3.45%	3.48%
Cash flow maturity	$ 2,035	$ 2,035
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 123	$ 126
Discount rate	2.90%	2.75%
Cash flow maturity
Operating Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	2,798	2,961
Closed Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,229	$ 1,104